Benefit Plans - Components of Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 0.3
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	13.1	15.6	12.9
Interest cost	15.4	14.3	28.2
Expected return on plan assets	(10.5)	(9.7)	(29.4)
Amortization of prior year service cost (benefit)	0	0.4	0
Net actuarial (gain) loss	(3.1)	(18.3)	114.3
Net periodic benefit expense (income)	14.9	2.3	126.0
Non-US Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	7.4	8.4	3.3
Interest cost	17.3	17.9	7.5
Expected return on plan assets	(15.9)	(15.2)	(3.9)
Amortization of prior year service cost (benefit)	0	(0.2)	0
Net actuarial (gain) loss	50.3	(30.0)	24.2
Net periodic benefit expense (income)	59.1	(19.1)	31.1
Post-retirement
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.2	0.3	0.2
Interest cost	1.7	1.9	1.9
Amortization of prior year service cost (benefit)	0	(0.8)	0
Net actuarial (gain) loss	0.3	(15.9)	8.1
Net periodic benefit expense (income)	$ 2.2	$ (14.5)	$ 10.2